PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of property, equipment and software

Property, equipment and software consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Electronic equipment	196,173	99,345
Building	491,082	491,082
Leasehold improvement	81,377	76,522
Furniture and office equipment	11,975	2,659
Software	12,697	17,002
Construction in progress	10,182	870
Total	803,486	687,480
Less: Accumulated depreciation	(123,168)	(135,448)
Accumulated impairment loss	(309)	—
	680,009	552,032